UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $65,761 (thousands)


Effective as of the close of business on September 30, 2008, Stuart J. Rabin, Managing Member of SJR Holdings, L.L.C., a manager of Platinum Investment Management, L.L.C., no longer will be considered an institutional investment manager. Accordingly, no further Section 13(f) reports will be filed.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTHENTIDATE HLDG CORP         COM              052666104      265   575000 SH       Sole                   575000        0        0
AUTOBYTEL INC                  COM              05275N106      642   600000 SH       Sole                   600000        0        0
BON-TON STORES INC             COM              09776j101     1904   700000 SH       Sole                   700000        0        0
BURGER KING HLDGS INC          COM              121208201     1351    55000 SH       Sole                    55000        0        0
CORNING INC                    COM              219350105     2385   152500 SH       Sole                   152500        0        0
DELL INC                       COM              24702R101     3049   185000 SH       Sole                   185000        0        0
DRUGSTORE COM INC              COM              262241102     1368   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     5593   250000 SH       Sole                   250000        0        0
EBAY INC                       COM              278642103     3693   165000 SH       Sole                   165000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     7281   125000 SH       Sole                   125000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     1165    20000 SH  Call Sole                    20000        0        0
GENERAL MOLY INC               COM              370373102     2536   583081 SH       Sole                   583081        0        0
HOLLYWOOD MEDIA CORP           COM              436233100      760   337992 SH       Sole                   337992        0        0
LAWSON PRODS INC               COM              520776105     6316   228411 SH       Sole                   228411        0        0
LCA-VISION INC                 COM PAR $.001    501803308      696   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104     4004   150000 SH       Sole                   150000        0        0
MONSTER WORLDWIDE INC          COM              611742107     2150   144212 SH       Sole                   144212        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1854   100000 SH       Sole                   100000        0        0
PFIZER INC                     COM              717081103     1844   100000 SH       Sole                   100000        0        0
PLANETOUT INC                  COM NEW          727058208       52    20000 SH       Sole                    20000        0        0
RESEARCH IN MOTION LTD         COM              760975102     6830   100000 SH       Sole                   100000        0        0
RESEARCH IN MOTION LTD         COM              760975102     1708    25000 SH  Call Sole                    25000        0        0
RESEARCH IN MOTION LTD         COM              760975102     3074    45000 SH  Call Sole                    45000        0        0
SIRIUS XM RADIO INC            COM              82967N108     1556  2729727 SH       Sole                  2729727        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3030   100000 SH       Sole                   100000        0        0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109      655   500000 SH       Sole                   500000        0        0